Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total principal	$ 3,142,177	$ 3,173,229
Less debt issuance costs and other	(44,435)	(49,501)
Total debt	3,097,742	3,123,728
Less current portion	(554,336)	(589,767)
Long-term portion	2,543,406	2,533,961
Revolving credit facility
Debt Instrument [Line Items]
Total principal	523,125	629,667
Term loans | U.S. Dollar-denominated Term Loans due through 2030
Debt Instrument [Line Items]
Total principal	1,388,107	1,623,440
Term loans | U.S. Dollar-denominated Term Loan due through 2021
Debt Instrument [Line Items]
Total principal	55,018	85,574
Bonds | U.S. Dollar Bonds due through 2023
Debt Instrument [Line Items]
Total principal	1,024,816	550,000
Bonds | U.S. Dollar Non-Public Bonds due through 2024
Debt Instrument [Line Items]
Total principal	141,158	162,659
Bonds | Norwegian Krone Bonds due through 2019
Debt Instrument [Line Items]
Total principal	$ 9,953	$ 121,889